Impairment	12 Months Ended
Dec. 31, 2024
Impairment [Abstract]
IMPAIRMENT
NOTE 11:	IMPAIRMENT

2024 impairment loss

During the year ended December 31, 2024, the Company recorded $3,628 of impairment on Miners held for sale as a result of the reassessment of the fair value less costs to sell. Refer to Note 10 for more details.

2023 impairment loss

The following table details the impairment recorded for the year ended December 31, 2023:

Year ended December 31,
				2023
	Short-term prepaid deposits	Assets held for sale	Property, plant and equipment	Total
Immersion cooling equipment	—	—	1,882	1,882
Short-term deposits	6,982	—	—	6,982
Miners held for sale	—	388	—	388
Suni mineral asset	—	—	3,000	3,000
	6,982	388	4,882	12,252

Impairment on short-term prepaid deposits during the second quarter of 2023

i.	Background

In 2022, the Company entered into agreements with external import brokers to be able to proceed with the importation of its miners into Argentina. Under the agreements, the Company was required to make advance deposits to the external import brokers, which were classified as short-term prepaid deposits on the consolidated statements of financial position. During the second quarter of 2023, the Company decided to terminate the importation agreements with the external import brokers as of June 30, 2023.

ii.	Impairment loss

The Company assumed the cost of terminating the importation agreements with the brokers in order to execute its new importation strategy, resulting in the Company forgoing a deposits balance of $6,982. Accordingly, during the second quarter of 2023, the Company impaired $6,982 of short-term prepaid deposits. This impairment is presented in the consolidated statements of profit or loss and comprehensive profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets.

Impairment on mineral assets during the second quarter of 2023

i.	Background

The Suni mineral asset was acquired in connection with the reverse acquisition of Bitfarms Ltd (Israel) on April 12, 2018, and its value at the time was estimated at $9,000 based on an independent appraiser’s valuation. Suni is an iron ore deposit located in Canada that was held by the acquiree. Since its acquisition, following the presence of impairment indicators, the Suni mineral asset was written down to a net book value of $3,000 as of December 31, 2022.

ii.	Impairment loss

During the second quarter of 2023, in connection with the planned disposal of the Suni mineral asset, Management tested the CGU for impairment, resulting in a further impairment charge of $3,000 and reducing the carrying amount to nil. This impairment charge is presented in the consolidated statements of profit or loss and comprehensive profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets. On July 27, 2023, the Company sold the Suni mineral asset for a nominal amount to a third party.

Impairment on electrical components during the fourth quarter of 2023

i.	Background

During the third quarter of 2023, the Company de-energized its 2 MW immersion cooling pilot project in Washington State as the equipment did not perform to the Company’s expectations of performance and costs. With the de-energization of the immersion cooling pilot project, the 2 MW of hydro-electricity remains available to the Company to use in the future.

ii.	Impairment loss

During the fourth quarter of 2023, in connection with the planned disposal of the de-energized immersion cooling electrical components, Management tested those assets for impairment, resulting in an impairment charge of $1,882 before being reclassified to assets held for sale. This impairment charge is presented in the consolidated statements of profit or loss and comprehensive profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets.